Ivy Accumulative Fund
Ivy Accumulative Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 28 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 80 of the Fund’s statement of additional information (SAI) and in Appendix B — Intermediary Sales Charge Discounts and Waivers. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Accumulative Fund - USD ($)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	$ 20	[2]	none		none		none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Accumulative Fund		Class A	Class B	Class C	Class I	Class N	Class R	Class Y
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%	0.25%
Other Expenses		0.17%	1.05%	0.46%	0.22%	0.06%	0.30%	0.20%
Total Annual Fund Operating Expenses		1.11%	2.74%	2.15%	0.91%	0.75%	1.49%	1.14%
Fee Waiver and/or Expense Reimbursement	[1],[2]	none	0.45%	0.08%	0.04%	none	none	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.11%	2.29%	2.07%	0.87%	0.75%	1.49%	1.11%
[1]	Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[2]	Through October 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.29%, Class C shares at 2.07% and Class I shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Accumulative Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	682	908	1,151	1,849
Class B Shares	632	1,108	1,510	2,642
Class C Shares	210	665	1,147	2,476
Class I Shares	89	286	500	1,116
Class N Shares	77	240	417	930
Class R Shares	152	471	813	1,779
Class Y Shares	113	359	625	1,383

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Accumulative Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	682	908	1,151	1,849
Class B Shares	232	808	1,410	2,642
Class C Shares	210	665	1,147	2,476
Class I Shares	89	286	500	1,116
Class N Shares	77	240	417	930
Class R Shares	152	471	813	1,779
Class Y Shares	113	359	625	1,383

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Principal Investment Strategies
Ivy Accumulative Fund seeks to achieve its objective to provide capital growth and appreciation by investing primarily in a diversified portfolio of common stocks of U.S. companies that IICO considers to be high quality growth companies with an attractive long-term investment potential, the risks of which are, in IICO’s opinion, consistent with the Fund’s objective. The Fund will invest primarily in growth-oriented companies. A stock has growth potential if, in IICO’s opinion, the revenue, earnings and/or cash flow of the company are likely to grow meaningfully faster than the economy. The Fund may invest in companies of any size, and of any industry, but IICO will generally emphasize large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition).

In selecting securities for the Fund, IICO begins its investment process by screening companies having a market capitalization within the Russell 3000 Growth Index based on market capitalization, liquidity and acceptable internal financial leverage requirements, and then primarily utilizes a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. IICO seeks companies that are growing faster than the market and the overall economy, whose capital requirements are generated organically, and that have a history or potential for industry leading profitability.

Position sizes are determined primarily by company-specific factors. These factors include the issuer’s top-line growth, margin structure, return profile, cash flow generation, capital structure, capital intensity, sustainable competitive position, management competency and valuation. Other items considered include the total addressable market, sector and industry growth rates, and the variability and duration of the market’s growth. The security’s contribution to the overall risk profile of the Fund is also evaluated. The Fund typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO considers many factors, which may include management execution issues, valuation exceeding an acceptable price level, changes in economic or market factors in general or with respect to a particular industry or sector; changes in the market trends or other factors affecting an individual security; and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. IICO also may sell a security due to changes in its competitive landscape, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 50). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Information Technology Sector Risk. Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.
  Large Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mid Size Company Risk. Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Small Company Risk. Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

Performance
The returns presented below for the Fund prior to February 26, 2018 reflect the performance of the Waddell & Reed Advisors Accumulative Fund (the “Accumulative Predecessor Fund” or “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund prior to February 26, 2018 as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to February 26, 2018, and in the Fund beginning on February 26, 2018. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund (except as noted below) and also compares the Fund’s returns with those of various broad-based securities market indexes and a Morningstar peer group (comprised of a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower. The Predecessor Fund did not have Class N or Class R shares, or their equivalents. Accordingly, there is no performance history shown for any of these share classes as none of them had accumulated a full calendar year of performance as of the date of this prospectus. In addition, as part of the Reorganization, Class Y Shares of the Predecessor Fund were reorganized into Class I Shares of the Fund. As a result, the Fund’s Class Y Shares also have not accumulated a full calendar year of performance as of the date of this prospectus.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown on the chart, the highest quarterly return was 16.03% (the second quarter of 2009) and the lowest quarterly return was -15.70% (the third quarter of 2011). The Class A return for the year through September 30, 2019 was 20.09%.
Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Ivy Accumulative Fund	1 Year	5 Years	10 Years
Class A	(8.59%)	5.01%	10.54%
Class A | Return After Taxes on Distributions	(11.61%)	0.62%	8.14%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(3.72%)	1.99%	7.58%
Class B	(7.56%)	4.87%	10.10%
Class C	(3.90%)	5.24%	10.09%
Class I	(2.77%)	6.50%	11.48%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from the S&P 500 Index, effective February 21, 2019. IICO believes that the Russell 3000 Growth Index is more reflective of the types of securities in which the Fund invests than the S&P 500 Index.)	(2.12%)	9.99%	15.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%
Morningstar Large Growth Category Average (net of fees and expenses)	(1.98%)	8.16%	13.74%